Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net income	$ 13,428,349	$ 3,252,970	$ 8,930,378	$ 13,716,613
Adjustments to reconcile net income to cash provided by operating activities
Inventory write-off			66,944
Bad debts reversal	(76,260)
Depreciation and amortization	374,505	509,934	1,056,139	1,037,941
Share-based compensation	3,149,106		1,064,358
Loss of input VAT credits	354,991
Gain on asset disposal	(7,625,165)
Changes in operating assets and liabilities:
Accounts receivable	1,286,124	2,840,257	4,911,580	(2,334,513)
Amounts due from related parties	83,531	(43,747)	1,242	34,603
Inventories	89,850	(14,763)	(241,435)	10,581
Prepaid expenses and other current assets	216,506	(199,125)	69,448	78,393
Accounts payable	(186,330)	(10,788)	40,749	(2,036,549)
Amounts due to related parties	(566,737)	(230,879)	(273,250)	94,714
Income tax payable	1,703,667	(289,117)	(547,080)	51,838
Accrued expenses and other current liabilities	(351,972)	(111,683)	(1,884,578)	(258,357)
Deferred grants	(726,730)	(113,762)	(231,742)	(231,611)
Net cash provided by operating activities	11,153,435	5,589,297	12,962,753	10,163,653
Cash flows from investing activities
Purchase of property and equipment	(45,255)			(5,006)
Proceeds from assets disposal	17,804,769
Net cash used in investing activities	17,759,514			(5,006)
Cash flows from financing activities
Repayment of bank borrowings		(426,609)	(434,519)
Repayment of advances from related parties			(4,269,277)	(13,529,422)
Net cash used in financing activities		(426,609)	(4,703,796)	(13,529,422)
Effect of changes of foreign exchange rates on cash	(282,453)	(233,061)	1,425,107	(642,208)
Net increase (decrease) in cash	28,630,496	4,929,627	9,684,064	(4,012,983)
Cash, beginning of year	23,963,861	14,279,797	14,279,797	18,292,780
Cash, end of year	52,594,357	19,209,424	23,963,861	14,279,797
Supplemental disclosures of cash flow information
Interest paid		42,661	1,766,399
Income taxes paid	$ 1,521,333	$ 860,947	2,999,802	4,176,694
Non-cash investing activities
Net liabilities acquired due to recapitalization			$ 1,959